Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital stock:
Capital stock	₩ 2,969,641	₩ 2,969,641	₩ 2,969,641
Hybrid bonds	4,001,731	4,196,968	3,334,531
Capital surplus:
Share premium	11,352,744	11,352,819
Others	742,224	742,224
Capital surplus	12,094,968	12,095,043	12,095,043
Capital adjustments	(658,664)	(582,859)	(664,429)	₩ (664,429)
Accumulated other comprehensive income, net of tax:
Loss on financial assets at fair value through other comprehensive income	(3,503,542)	(6,669,931)
Equity in other comprehensive loss of associates	(970)	(8,126)
Foreign currency translation adjustments for foreign operations	(118,517)	(112,283)
Net loss from cash flow hedges	(35,108)	(96,388)
Remeasurement of defined benefit obligation	(292,328)	(91,993)
Changes in own credit risk on financial liabilities designated under fair value option	(3,884)	(5,155)
Net finance income on insurance contract assets (liabilities)	2,866,623	5,039,081
Net finance income on reinsurance contract assets (liabilities)	13,273	34,045
Accumulated other comprehensive income, net of tax	(1,074,453)	(1,910,750)	(905,223)	(984,936)
Retained earnings	36,387,314	33,963,799	31,139,115
Non-controlling interest	2,601,328	2,691,716	2,247,272
Total equity	56,321,865	53,423,558	₩ 50,215,950	₩ 49,538,422	₩ 46,356,858
Common stocks
Capital stock:
Capital stock	2,695,586	2,608,176
Preferred stocks
Capital stock:
Capital stock	₩ 274,055	₩ 361,465